UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     July 24, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $113,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            COM              01903Q108      410    13250 SH       SOLE                    13250        0        0
AMERICAN INTL GROUP INC        COM              026874107     3980    56828 SH       SOLE                    56828        0        0
AMGEN INC                      COM              031162100     3602    65140 SH       SOLE                    65140        0        0
APPLE INC                      COM              037833100     4372    35825 SH       SOLE                    35825        0        0
BROADCOM CORP                  CL A             111320107     3192   109114 SH       SOLE                   109114        0        0
CHEESECAKE FACTORY INC         COM              163072101     3696   150729 SH       SOLE                   150729        0        0
CISCO SYS INC                  COM              17275R102     4104   147375 SH       SOLE                   147375        0        0
CITIGROUP INC                  COM              172967101     3607    70334 SH       SOLE                    70334        0        0
COLDWATER CREEK INC            COM              193068103     3151   135660 SH       SOLE                   135660        0        0
COLGATE PALMOLIVE CO           COM              194162103     3637    56080 SH       SOLE                    56080        0        0
DISNEY WALT CO                 COM DISNEY       254687106      200     5863 SH       SOLE                     5863        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1249   488055 SH       SOLE                   488055        0        0
FAMOUS DAVES AMER INC          COM              307068106     5843   262616 SH       SOLE                   262616        0        0
GENERAL ELECTRIC CO            COM              369604103     4258   111245 SH       SOLE                   111245        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      432     8250 SH       SOLE                     8250        0        0
INDIA FD INC                   COM              454089103     3847    88141 SH       SOLE                    88141        0        0
ISHARES TR                     DJ US ENERGY     464287796      270     2250 SH       SOLE                     2250        0        0
JABIL CIRCUIT INC              COM              466313103     2168    98225 SH       SOLE                    98225        0        0
JOHNSON & JOHNSON              COM              478160104     4091    66385 SH       SOLE                    66385        0        0
KONA GRILL INC                 COM              50047h201     4097   224755 SH       SOLE                   224755        0        0
LEGG MASON INC                 COM              524901105     3176    32285 SH       SOLE                    32285        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3482    96230 SH       SOLE                    96230        0        0
MALAYSIA FD INC                COM              560905101       98    10600 SH       SOLE                    10600        0        0
MATHSTAR INC                   COM              576801203     2545  1652706 SH       SOLE                  1652706        0        0
MEDTRONIC INC                  COM              585055106     3707    71485 SH       SOLE                    71485        0        0
MSC INDL DIRECT INC            CL A             553530106     3627    65950 SH       SOLE                    65950        0        0
PEPSICO INC                    COM              713448108     3735    57600 SH       SOLE                    57600        0        0
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935x500      125     6000 SH       SOLE                     6000        0        0
PROCTER & GAMBLE CO            COM              742718109     3472    56736 SH       SOLE                    56736        0        0
QUALCOMM INC                   COM              747525103     2982    68715 SH       SOLE                    68715        0        0
SINGAPORE FD INC               COM              82929L109      187    10650 SH       SOLE                    10650        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     2868    78645 SH       SOLE                    78645        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4601   174875 SH       SOLE                   174875        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      248     5600 SH       SOLE                     5600        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4208   102020 SH       SOLE                   102020        0        0
TURKISH INVT FD INC            COM              900145103     2670   151540 SH       SOLE                   151540        0        0
VERIFONE HLDGS INC             COM              92342Y109     4224   119835 SH       SOLE                   119835        0        0
VISION-SCIENCES INC DEL        COM              927912105     1225   844675 SH       SOLE                   844675        0        0
VITAL IMAGES INC               COM              92846N104     3350   123335 SH       SOLE                   123335        0        0
WALGREEN CO                    COM              931422109     2836    65145 SH       SOLE                    65145        0        0